Morgan Stanley Dean Witter Tax-Free Daily Income Trust   Two World Trade Center,
Letter to the Shareholders June 30, 2000                New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economic expansion stayed on course during the six-month period ended June 30, 2000. Real personal consumption accelerated and unemployment reached a 30-year low. At the same time, a surge in oil prices heightened the risk of inflation. In response, the Federal Reserve Board took added steps toward a more restrictive monetary policy. The Fed raised the federal funds rate target three times, by a total of 100 basis points, since February 2000, bringing the rate to a nine-year high of 6.50 percent.


MUNICIPAL MONEY MARKET OVERVIEW

The rise in tax-free money market yields continued over the first half of 2000, though at a slower pace than during the latter half of 1999. Yields for both variable-rate and fixed-rate municipal money market instruments increased by some 50 basis points on average from the previous six-month period. However, the movement of yields was subject to the usual fluctuations stemming from seasonal changes in the direction of cash flows. The trend toward higher interest rates was interrupted in early January when heavy demand from new cash in the market caused rates to drop temporarily. The rise in yields resumed when demand subsided later in the month. Another marked departure from the measured pace toward higher yields occurred in conjunction with the tax-payment season, lasting from late April into early May, when yields took an exaggerated spike upward.

The Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, dropped modestly from 3.97 percent to 3.91 percent, its low for the first half of the year, during the first week of January. The Index moved upward moderately to a level of 4.10 percent in mid April but then rose more than 50 basis points over the next several weeks to a high of 4.64 percent in mid May. The Index settled down again over the balance of the second quarter to end June at 4.29 percent for a net increase of 32 basis points over the

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Letter to the Shareholders June 30, 2000, continued

six-month period. Over the 12-month period beginning in June 1999, when the Federal Reserve Board first embarked on a less accommodative monetary policy, the Index increased by 90 basis points, from 3.39 percent to 4.29 percent.

Although yields for daily and weekly variable rate demand obligations (VRDOs) also rose, their yield swings were much more pronounced because these instruments are the ones utilized most frequently to meet changing cash flows. Weekly VRDO yields moved over a range of nearly 300 basis points during the six-month period, from a low of 2.95 percent in early January to a high of 5.85 percent in early May. In a year-over-year comparison, the average yield for weekly VRDOs rose from 3.30 percent in June 1999 to 4.40 percent in June 2000.


PORTFOLIO MANAGEMENT AND PERFORMANCE

Morgan Stanley Dean Witter Tax-Free Daily Income Trust's annualized net investment income was 3.13 percent for the six-month period ended June 30, 2000. The Fund's 30-day moving average yield was 3.48 percent as of June 30, 2000.

On June 30, the Fund's net assets totaled $526 million with 68 percent of the Fund's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal notes or bonds, the two other types of securities utilized in the portfolio, comprised 25 percent and 7 percent of the portfolio, respectively. The Fund was broadly diversified geographically with holdings in 31 states. Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for our investments.

At the end of June the Fund's average maturity was 41 days, up from 37 days at the end of December. The Fund's average maturity is typically extended at midyear with the purchase of newly issued one-year tax and revenue anticipation notes (TRANs). However, our investments in TRANs were made more selectively this year. Healthy municipal government balance sheets reduced the available supply of cash flow notes. At the same time, a bias toward higher short-term interest rates made commitments to longer fixed-rate notes less desirable.


LOOKING AHEAD

We expect the Federal Reserve Board to maintain its vigilant stance in its efforts to contain inflation. Additional increases in short-term interest rates remain a possibility if the central bank feels that economic momentum is not slowing sufficiently. In this climate the Fund's average maturity is expected to remain within a short to moderate range.

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Letter to the Shareholders June 30, 2000, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                  /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN

Chairman of the Board                       President

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Portfolio of Investments June 30, 2000 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                      CURRENT     DEMAND
 THOUSANDS                                                                                       RATE+       DATE*        VALUE
-----------                                                                                  ------------ ---------- --------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (69.7%)
            ALABAMA
 $ 10,000   Birmingham, University of Alabama Health Services Foundation Ser 1991 .........  4.70 %       07/10/00    $ 10,000,000
            ARIZONA
    7,500   Maricopa County, Arizona Public Service Co Palo Verde Ser 1994 D ..............  4.45         07/03/00       7,500,000
            CALIFORNIA
    3,500   California Health Facilities Financing Authority, Scripps Memorial Hospital
              Ser 1991 B (MBIA) ...........................................................  4.65         07/10/00       3,500,000
    4,000   Metropolitan Water District of Southern California, Water 1999 Ser C ..........  4.15         07/03/00       4,000,000
   10,900   San Bernardino County, Medical Center Financing Ser 1998 COPs (MBIA) ..........  4.70         07/10/00      10,900,000
    5,900   Southern California Public Power Authority, Transmission 1991 Sub Refg
              Ser (AMBAC) .................................................................  4.30         07/10/00       5,900,000
            CONNECTICUT
    2,500   Connecticut Health & Educational Facilities Authority, Yale University
              Ser T-2 .....................................................................  4.35         07/10/00       2,500,000
    7,000   Connecticut Special Assessment, Unemployment Compensation 1993 Ser C
              (FGIC) ......................................................................  3.38         07/01/00       7,000,000
    7,000   Connecticut, Second Lien Special Tax Transportation Ser 1 .....................  4.75         07/10/00       7,000,000
            DISTRICT OF COLUMBIA
            District of Columbia,
    4,800     The American University Ser 1985 ............................................  4.80         07/10/00       4,800,000
    2,600     General Fund Recovery Ser 1991 B-3 ..........................................  4.75         07/03/00       2,600,000
    4,000     George Washington University Ser 1999 C (MBIA) ..............................  4.80         07/10/00       4,000,000
            FLORIDA
    3,000   Collier County Health Facilities Authority, Cleveland Clinic Foundation
              Ser 1999 ....................................................................  4.50         07/03/00       3,000,000
    9,800   Dade County, Water & Sewer Ser 1994 (FGIC) ....................................  4.70         07/10/00       9,800,000
   17,100   Dade County Industrial Development Authority, Dolphins Stadium
              Ser 1985 A** ................................................................  4.95         07/10/00      17,100,000
    2,910   Pinellas County Health Facilities Authority, Pooled Loan Ser 1985 (AMBAC)......  4.60         07/03/00       2,910,000
            GEORGIA
            Burke County Development Authority,
    2,900     Georgia Power Co 5th Ser 1994 ...............................................  4.55         07/03/00       2,900,000
    6,300     Oglethorpe Power Co Ser 1993A (FGIC) ........................................  4.80         07/10/00       6,300,000
   10,700   Clayton County, Delta Airlines Project Ser 2000 A .............................  4.70         07/10/00      10,700,000
            ILLINOIS
    9,900   Illinois Educational Facilities Authority, Northwestern University Ser 1988 ...  4.75         07/10/00       9,900,000

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Portfolio of Investments June 30, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                   CURRENT     DEMAND
 THOUSANDS                                                                                    RATE+       DATE*        VALUE
-----------                                                                               ------------ ---------- ---------------
            KENTUCKY
  $ 8,450   Mason County, East Kentucky Power Co-op Inc Ser 1984 (NRU-CFC Gtd) .......... 4.85 %       07/10/00    $  8,450,000
            LOUISIANA
    2,500   Ascension Parish, Shell Oil Co Ser 1993 ..................................... 4.55         07/03/00       2,500,000
    4,900   New Orleans Aviation Board, Ser 1993 B (MBIA) ............................... 4.80         07/10/00       4,900,000
            MARYLAND
    4,475   Washington Suburban Sanitary District, 1998 Ser BANs ........................ 4.75         07/10/00       4,475,000
            MASSACHUSETTS
    5,000   Massachusetts, Refg 1998 Ser A .............................................. 4.50         07/10/00       5,000,000
            Massachusetts Health & Educational Facilities Authority,
    4,600     Amherst College Ser F ..................................................... 4.70         07/10/00       4,600,000
    3,730     Harvard University Ser 1985 I ............................................. 4.50         07/10/00       3,730,000
    5,000     University of Massachusetts Ser A ......................................... 4.55         07/10/00       5,000,000
    4,900   Massachusetts Water Resources Authority, Multi-Modal Sub 1999 Ser B ......... 4.40         07/10/00       4,900,000
            MINNESOTA
   12,300   Minneapolis, Convention Center Ser 1999 ..................................... 4.60         07/10/00      12,300,000
    5,000   University of Minnesota Regents, Ser 1999A .................................. 4.80         07/10/00       5,000,000
            MISSOURI
    8,000   Missouri Health & Educational Facilities Authority, Washington University
              Ser 1996 D ................................................................ 4.50         07/03/00       8,000,000
            NEW HAMPSHIRE
    5,000   New Hampshire Higher Educational & Health Facilities Authority, St Paul's
              School Ser 1998 ........................................................... 4.75         07/10/00       5,000,000
            NEW JERSEY
    2,500   Gloucester County, Mobil Oil Refining Corp Ser 1993 A ....................... 4.60         07/10/00       2,500,000
    2,600   New Jersey Educational Facilities Authority, College of New Jersey
              Ser 1999 A (AMBAC) ........................................................ 4.45         07/10/00       2,600,000
            NEW YORK
    5,000   Nassau County Industrial Development Agency, 1999 Cold Spring Harbor
              Laboratory ................................................................ 4.45         07/03/00       5,000,000
    1,400   New York City, Fiscal Ser 1996 J Subser J-2 ................................. 4.65         07/10/00       1,400,000
    1,650   New York City Cultural Resources Trust, Solomon R. Guggenheim
              Foundation Ser 1990 B ..................................................... 4.40         07/03/00       1,650,000
   10,000   New York State Housing Finance Agency, Normandie Court I Ser 1991 ........... 4.45         07/10/00      10,000,000
    3,600   Port Authority of New York & New Jersey, Ser 2 .............................. 4.30         07/03/00       3,600,000
            NORTH CAROLINA
    2,200   Asheville, Ser 1993 A COPs .................................................. 4.85         07/10/00       2,200,000
    5,000   North Carolina Medical Care Commission, Duke University Hospital
              Ser 1985 B ................................................................ 4.75         07/10/00       5,000,000

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Portfolio of Investments June 30, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                 CURRENT     DEMAND
 THOUSANDS                                                                                  RATE+       DATE*        VALUE
-----------                                                                             ------------ ---------- --------------
            OHIO
  $ 4,200   Columbus, Unlimited Tax Ser 1995-1 ........................................ 4.60 %       07/10/00    $  4,200,000
      400   Ohio Air Quality Development Authority, Mead Co 1986 Ser A ................ 4.45         07/03/00         400,000
            OKLAHOMA
            Oklahoma Water Resources Board,
   11,465     State Loan Program Ser 1994A & Ser 1995 ................................. 4.05         09/01/00      11,465,000
    5,000     State Loan Program Ser 1999 ............................................. 4.10         09/01/00       5,000,000
            OREGON
    5,000   Oregon, Veterans' Ser 73 E ................................................ 4.75         07/10/00       5,000,000
            PENNSYLVANIA
    5,000   Delaware County Industrial Development Authority, United Parcel Service
              of America Ser 1985 ..................................................... 4.45         07/03/00       5,000,000
            SOUTH CAROLINA
    7,350   York County, North Carolina Electric Membership Corporation Ser 1984
              N-5 (NRU-CFC Gtd) ....................................................... 4.05         09/15/00       7,350,000
            TENNESSEE
   15,000   Clarksville Public Building Authority, Pooled Financing Ser 1995 .......... 4.75         07/10/00      15,000,000
    4,400   Metropolitan Nashville Airport Authority, American Airlines Inc Refg
              Ser 1995A ............................................................... 4.55         07/03/00       4,400,000
            TEXAS
            Harris County Health Facilities Development Corporation,
    2,700     Methodist Hospital Ser 1994 ............................................. 4.55         07/03/00       2,700,000
   10,000     St Luke's Episcopal Hospital Ser 1997 A ................................. 4.55         07/03/00      10,000,000
    4,000     Young Men's Christian Association of the Greater Houston Area Ser 1999 .. 4.55         07/03/00       4,000,000
    4,700   Lower Neches Valley Authority, Chevron USA Inc Ser 1987 ................... 3.95         08/15/00       4,700,000
    4,000   Texas Water Development Board, Revolving Fund Ser 1992-A .................. 4.55         07/03/00       4,000,000
            UTAH
   10,000   Intermountain Power Agency, 1985 Ser F (AMBAC) ............................ 4.075        09/15/00      10,000,000
    7,500   Weber County, IHC Health Services Inc Ser 2000A ........................... 4.85         07/10/00       7,500,000
            WASHINGTON
   21,000   Washington, Ser 1996 A .................................................... 4.80         07/10/00      21,000,000
            WEST VIRGINIA
    5,000   Pleasants County Commission, American Cyanamid Co Ser 1985 ................ 4.95         07/10/00       5,000,000
                                                                                                                 ------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (Cost $366,830,000) ........................     366,830,000
                                                                                                                 ------------


                                                                                                    YIELD TO
                                                                                                    MATURITY
                                                                    COUPON            MATURITY     ON DATE OF
                                                                     RATE               DATE        PURCHASE
                                                                  ----------         ----------   -----------
             TAX-EXEMPT COMMERCIAL PAPER (25.4%)
             COLORADO
  11,000     University of Colorado Regents, Ser A ..............        4.25 %      09/28/00        4.25%         11,000,000

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Portfolio of Investments June 30, 2000 (unaudited) continued


                                                                                                         YIELD TO
 PRINCIPAL                                                                                               MATURITY
 AMOUNT IN                                                                         COUPON    MATURITY   ON DATE OF
 THOUSANDS                                                                          RATE       DATE      PURCHASE      VALUE
-----------                                                                      ---------- ---------- ----------- ------------
            DISTRICT OF COLUMBIA
 $ 10,000   District of Columbia, The American National Red Cross Issue
              Ser 2000 ..........................................................   4.20%      09/11/00   4.20%    $ 10,000,000
            FLORIDA
    9,000   Orlando Utility Commission, Water & Electric Systems
              Ser 1999 A ........................................................   4.40       09/08/00   4.40        9,000,000
   20,000   Sunshine State Governmental Financing Commission, Ser A & B..........   4.20       07/31/00   4.20       20,000,000
            LOUISIANA
   10,000   Louisiana Public Facilities Authority, Christus Health Ser 1999 B
              (AMBAC) ...........................................................   4.70       07/26/00   4.70       10,000,000
            Plaquemines Port Harbor & Terminal District,
    5,500     Electric-Coal Transfer Co Ser 1985 D ..............................   4.00       07/26/00   4.00        5,500,000
   10,000     Electric-Coal Transfer Co Ser 1985 D ..............................   4.40       09/07/00   4.40       10,000,000
            MASSACHUSETTS
    3,500   Massachusetts Water Resources Authority, Ser 1999 ...................   4.35       08/14/00   4.35        3,500,000
            MINNESOTA
            Rochester, Mayo Foundation,
    4,100     Mayo Medical Center Ser 1988 E ....................................   3.90       07/18/00   3.90        4,100,000
    3,500     Mayo Medical Center Ser 2000 C ....................................   3.90       07/20/00   3.90        3,500,000
            NEW HAMPSHIRE
            New Hampshire State Business Finance Authority,
    5,000     New England Power Co Ser 1993 B ...................................   4.10       07/20/00   4.10        5,000,000
    7,000     New England Power Co Ser 1993 B ...................................   4.35       10/12/00   4.35        7,000,000
            OKLAHOMA
            Oklahoma City Industrial & Cultural Facilities Trust,
    3,440     SSM Healthcare Ser 1998 B (MBIA) ..................................   3.85       07/25/00   3.85        3,440,000
    5,000     SSM Healthcare Ser 1998 B (MBIA) ..................................   4.00       07/25/00   4.00        5,000,000
            OREGON
    4,500   Oregon Health Housing Educational & Cultural Facilities
              Authority, Lewis & Clark College Ser 2000 A .......................   4.30       08/30/00   4.30        4,500,000
            SOUTH CAROLINA
    6,800   South Carolina Public Service Authority, Santee Cooper Ser 1998.....    4.45       10/11/00   4.45        6,800,000
            TEXAS
    5,500   Dallas, Waterworks & Sewer Ser B ....................................   4.45       08/10/00   4.45        5,500,000
   10,000   Texas Public Finance Authority, Ser 1993 A ..........................   4.25       08/16/00   4.25       10,000,000
                                                                                                                   ------------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Cost $133,840,000) ...............                                   133,840,000
                                                                                                                   ------------

            SHORT-TERM MUNICIPAL NOTES & BONDS (7.4%)
            ARIZONA
    5,000   Arizona School District, Ser 1999A TANs, COPs dtd 08/19/99 ..........   4.05       07/31/00   3.58        5,001,864

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Portfolio of Investments June 30, 2000 (unaudited) continued



 PRINCIPAL                                                                                     YIELD TO
 AMOUNT IN                                                                                     MATURITY
 THOUSANDS                                                               COUPON    MATURITY   ON DATE OF
-----------                                                               RATE       DATE      PURCHASE         VALUE
                                                                       ---------- ---------- ----------- ---------------
            CONNECTICUT
 $ 10,000   Connecticut, Ser 2000 B ................................... 5.00%      06/15/01      4.38%      $ 10,057,136
            GEORGIA
    3,010   Georgia, Ser A ............................................ 5.80       03/01/01      4.10          3,043,016
            INDIANA
    7,000   Indianapolis Local Improvement Bond Bank, Ser 2000 B Notes,
              dtd 06/29/00 ............................................ 5.00       01/08/01      4.30          7,025,008
            KENTUCKY
    5,000   Kentucky Asset/Liability Commission, Ser 2000 A TRANs,
              dtd 07/03/00 (WI) ....................................... 5.25       06/27/01      4.54          5,033,400
            TEXAS
    3,500   Texas, Ser 1999 A TRANs, dtd 09/01/99 ..................... 4.50       08/31/00      3.70          3,504,510
            WYOMING
    5,000   Wyoming, Education Fund Ser 2000B TRANs, dtd 07/05/00 (WI)  5.25       06/27/01      4.33          5,043,150
                                                                                                           -------------
            TOTAL SHORT-TERM MUNICIPAL NOTES & BONDS (Cost $38,708,084) ...............................       38,708,084
                                                                                                           -------------
            TOTAL INVESTMENTS (Cost $539,378,084) (a) .....................................    102.5%        539,378,084
            LIABILITIES IN EXCESS OF OTHER ASSETS .........................................     (2.5)        (12,917,888)
                                                                                               ------      -------------
            NET ASSETS ....................................................................    100.0%       $526,460,196
                                                                                               ======      =============

---------------
  BANs   Bond Anticipation Notes.
  COPs   Certificates of Participation.
NRU-CFC  National Rural Utilities - Cooperative Finance Corporation.
  TANs   Tax Anticipation Notes.
 TRANs   Tax and Revenue Anticipation Notes.
  WI     Security purchased on a "when-issued" basis.
   +     Rate shown is the rate in effect at June 30, 2000.
   *     Date on which the principal amount can be recovered through demand.
  ** This security has been segregated in connection with the purchase of "when-issued" securities.
  (a)    Cost is the same for federal income tax purposes.


Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)


ASSETS:
Investments in securities, at value
   (cost $539,378,084) ....................    $539,378,084
Cash ......................................       1,064,304
Interest receivable .......................       2,971,534
Prepaid expenses and other assets .........          72,068
                                               ------------
     TOTAL ASSETS .........................     543,485,990
                                               ------------
LIABILITIES:
Payable for:
     Investments purchased ................      10,076,550
     Shares of beneficial interest
        repurchased .......................       6,601,678
     Investment management fee ............         215,768
     Plan of distribution fee .............          43,536
Accrued expenses ..........................          88,262
                                               ------------
     TOTAL LIABILITIES ....................      17,025,794
                                               ------------
NET ASSETS ................................    $526,460,196
                                               ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...........................    $526,465,236
Accumulated undistributed net investment
   income .................................             260
Accumulated net realized loss .............          (5,300)
                                               ------------
     NET ASSETS ...........................    $526,460,196
                                               ============
NET ASSET VALUE PER SHARE,
 526,465,162 shares outstanding
 (unlimited shares authorized of $.01 par
 value) ...................................           $1.00
                                               ============



STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)


NET INVESTMENT INCOME:

INTEREST INCOME ..........................   $10,145,069
                                             -----------
EXPENSES
Investment management fee ................    1,307,218
Plan of distribution fee .................      260,858
Transfer agent fees and expenses .........      169,699
Registration fees ........................       54,253
Shareholder reports and notices ..........       35,680
Professional fees ........................       30,520
Custodian fees ...........................       12,526
Trustees' fees and expenses ..............        9,273
Other ....................................        4,801
                                             -----------
     TOTAL EXPENSES ......................    1,884,828
Less: expense offset .....................      (12,526)
                                             -----------
     NET EXPENSES ........................    1,872,302
                                             -----------
     NET INVESTMENT INCOME ...............    8,272,767
     NET REALIZED LOSS ...................       (5,300)
                                             -----------
NET INCREASE .............................   $8,267,467
                                             ===========



                       See Notes to Financial Statements

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                                   FOR THE SIX        FOR THE YEAR
                                                                   MONTHS ENDED           ENDED
                                                                  JUNE 30, 2000     DECEMBER 31, 1999
                                                                 ---------------   ------------------
                                                                    (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ........................................    $  8,272,767        $ 12,775,145
Net realized gain (loss) .....................................          (5,300)                429
                                                                  ------------       -------------
   NET INCREASE ..............................................       8,267,467          12,775,574
                                                                  ------------       -------------
Dividends to shareholders from net investment income .........      (8,272,711)        (12,775,516)
Net increase (decrease) from transactions in shares of
  beneficial interest ........................................      46,344,758         (17,951,504)
                                                                  ------------       -------------
   NET INCREASE (DECREASE) ...................................      46,339,514         (17,951,446)
NET ASSETS:
Beginning of period ..........................................     480,120,682         498,072,128
                                                                  ------------       -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $260 and $204, respectively) ..............................    $526,460,196        $480,120,682
                                                                  ============       =============



                       See Notes to Financial Statements

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Notes to Financial Statements June 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders as of the close of each business day.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Notes to Financial Statements June 30, 2000 (unaudited) continued

portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2000, the distribution fee was accrued at the annual rate of 0.10%.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2000 aggregated $726,607,762 and $664,986,850, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $4,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,970. At June 30, 2000, the Fund had an accrued pension liability of $51,839 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Notes to Financial Statements June 30, 2000 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                             FOR THE SIX         FOR THE YEAR
                                                             MONTHS ENDED            ENDED
                                                            JUNE 30, 2000      DECEMBER 31, 1999
                                                          -----------------   ------------------
                                                             (unaudited)
Shares sold ...........................................       775,745,548        1,069,436,080
Shares issued in reinvestment of dividends ............         8,272,711           12,775,516
                                                              -----------        -------------
                                                              784,018,259        1,082,211,596
Shares repurchased ....................................      (737,673,501)      (1,100,163,100)
                                                             ------------       --------------
Net increase (decrease) in shares outstanding .........        46,344,758          (17,951,504)
                                                             ============       ==============

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                  FOR THE SIX                      FOR THE YEAR ENDED DECEMBER 31,
                                                 MONTHS ENDED      ---------------------------------------------------------------
                                                 JUNE 30, 2000       1999          1998          1997          1996         1995
                                              ------------------   --------      --------      --------      --------     --------
                                                  (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ........      $   1.00        $   1.00      $   1.00      $   1.00      $   1.00     $   1.00
                                                   --------        --------      --------      --------      --------     --------
Net investment income .......................         0.016           0.025         0.028         0.029         0.028        0.032
Less dividends from net investment income ...        (0.016)         (0.025)       (0.028)       (0.029)       (0.028)      (0.032)
                                                   --------        --------      --------      --------      --------     --------
Net asset value, end of period ..............      $   1.00        $   1.00      $   1.00      $   1.00      $   1.00     $   1.00
                                                   ========        ========      ========      ========      ========     ========
TOTAL RETURN ................................          1.57%(1)        2.53%         2.80%         2.98%         2.83%        3.22%
RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................          0.71%(2)        0.73%(3)      0.72%(3)      0.72%(3)      0.71%        0.72%
Net investment income .......................          3.13%(2)        2.49%         2.75%         2.93%         2.76%        3.16%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .....      $526,460        $480,121      $498,072      $517,438      $521,879     $521,652

-------------
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Change in Independent Accountants

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
TAX-FREE DAILY
INCOME TRUST




[GRAPHIC OMITTED]


SEMIANNUAL REPORT
June 30, 2000